UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number:  775.832.6250

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2006


Item 1:	Schedule of Investments September 30, 2006

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2006
(unaudited)

                                          Principal/        Fair
                                            Shares         Value
INVESTMENT SECURITIES - 103%

CONVERTIBLE PREFERRED STOCK - 32%
AUSTRALIA - 5%
National Australia Bank 7.875%                48,500   $2,163,100
Village Roadshow 6.500% (f)                    1,500       66,750
Village Roadshow (144A) 6.500% (b)(f)         22,500    1,001,250

     Total Australia                                    3,231,100

UNITED STATES - 27%
AES Trust VII 6.000% Due 05-15-08             50,000    2,450,000
Carriage Services Cap Trust 7.000%
   Due 06-01-29                               39,000    1,599,000
Fleetwood Capital Trust 6.000%
   Due 02-15-28                               50,000    1,500,000
Ford Motor Corp. Trust 6.500%
   Due 01-15-32 (d)                           27,000      906,930
Healthsouth Corp. (144A) 6.500% (b)            1,800    1,929,600
Interpublic Group (144A) 5.250% (b)            1,000      957,450
ION Media Networks 9.750% Due 12-31-06           104      719,428
Metromedia Int'l Group, Inc. 7.250% (d)       80,000    3,360,000
PRG Schultz International 9.000%
   Due 03-15-11                                1,120      274,456
Quadramed Corp (144A) 5.500% (b)              70,000    1,382,500
Washington Mutual 5.375% Due 07-01-41         45,500    2,528,480

    Total United States                                17,607,845

Total convertible preferred stock (cost- $15,847,905)  20,838,945

CONVERTIBLE BONDS - 61%
ISRAEL - 1%
Teva Pharmaceuticals (Series B)              500,000      542,190
   0.250% Due 02-01-24

SINGAPORE - 0%
APP Finance VI Mauritius                  12,903,000      193,545
   0.000% Due 11-18-12 (c)(d)

UNITED STATES - 60%
Amgen (144A)                               1,200,000    1,210,140
   0.125% Due 02-01-11 (b)
Cell Therapeutic, Inc.                     1,500,000      900,000
   4.000% Due 07-01-10 (d)
Citadel Broadcasting                         430,000      351,525
   1.875% Due 02-15-11
Computer Associates, Inc.                  1,600,000    1,944,080
   1.625% Due 12-15-09 (d)
Disney Walt Company                        1,850,000    2,085,875
   2.125% Due 04-15-23(d)
Durect Corp.                               1,138,000    1,610,270
   6.250% Due 06-15-08
Eastman Kodak                              2,200,000    2,153,250
   3.375% Due 10-15-33 (d)
Hewlett-Packard Co				 1,800,000    1,242,990
   0.000% Due 10-14-17 (c)
Intel Corp.                                2,900,000    2,599,125
   2.950% Due 12-15-35
International Game Technology              2,500,000    2,205,250
   0.000% Due 01-29-33 (c)
Johnson and Johnson                        3,050,000    2,760,707
   0.000% Due 07-28-20 (c)(d)(e)
Level Three Communications                 1,000,000    1,783,750
   10.000% Due 05-01-11
Level Three Communications                 2,000,000    1,757,600
   6.000% Due 03-15-10
Medtronic, Inc. (144A)                     2,500,000    2,432,500
   1.625% Due 04-15-13 (b)
Merrill Lynch                              2,300,000    2,670,875
   0.000% Due 03-13-32 (c)
PRG-Schultz International                    564,181      550,076
   10.000% Due 03-15-11 (d)
Pride International				 1,100,000	  1,330,450
    3.250% Due 05-01-33
Royal Caribbean Cruises Ltd.               2,220,000    1,352,202
   0.000% Due 05-18-21 (c)
RPM International                          1,950,000    1,105,406
   1.389% Due 05-13-33
Tyco International Ltd (Series B)          2,000,000    2,641,740
   3.125% Due 01-15-23 (d)
UTStarcom, Inc.                            2,500,000    2,256,250
   0.875% Due 03-01-08
YRC Worldwide                              1,500,000    1,698,450
   3.375% Due 11-25-23
        Total United States                            38,692,512

Total convertible bonds (cost - $37,074,710)           39,428,247

CONVERTIBLE BOND UNITS - 4%
UNITED ARAB EMIRATES - 2%
Interpublic Group - Series B (144A)               10    1,075,000
  Due 06-15-09 (b)

UNITED STATES - 2%
Hercules Inc. 6.500% Due 06-30-29              1,720    1,393,200

Total Convertible Bond Units (cost $2,300,485)          2,468,200

CORPORATE BONDS - (3%, cost $2,009,020)
UNITED STATES - 3%
Dura Automotive Systems                    2,080,000      826,800
  8.625% Due 04-15-12
PRG-Schultz International                    464,403      420,284
  11.000% Due 03-15-11
Tower Automotive                           2,500,000      512,500
  12.000% Due 06-01-13
      Total United States                               1,759,584
COMMON STOCK - (0%, cost $182)
UNITED STATES - 0%
Durect Corporation                                56          229


PREFERRED STOCK - (0%, cost $2,953)
GREAT BRITAIN - 0%
PTV Inc.                                         594        1,752

CALLS - (1%, cost $900,762)
UNITED STATES - 1%
Lowe's (c)                                       800      852,000

WARRANTS - (2%, cost $1,221,394)
UNITED STATES - 2%
Mirant(Series A)                              28,100      286,620
Mirant(Series B)                              91,900      997,115

       Total Warrants                                    1,283,735


Total investment securities (cost - $59,357,412)       66,632,694

Other assets less liabilities - (3)%                 (2,351,556)

NET ASSETS - 100%                                     $64,281,138


(a) This security is in default and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) Security was originally issued by Alza Corp, which was subsequently assumed by Johnson & Johnson through acquisition.
(f) Fair value is determined in accordance with procedures established in good faith by the Investment Advisor with the oversight of the Board of Directors.


Percentages are based upon the fair value as a percent of net assets as of September 30, 2006.

Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President